6. Goodwill and Intangible Assets (Details - future amortization)	Dec. 31, 2017 USD ($)
Future intangible asset amortization
2018	$ 42,137
2019	30,593
2020	30,013
2021	7,399
2022	1,861
Remaining	4,277
Total	$ 116,280